Assets and liabilities held for sale and discontinued operations (Details) $ in Thousands				3 Months Ended		6 Months Ended
	May 21, 2024 USD ($) T	Apr. 01, 2024 USD ($)	Nov. 08, 2023 USD ($) T	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) operation	Jun. 30, 2023 USD ($)	Jun. 27, 2024 T	Dec. 31, 2023 USD ($) operation vessel T	Oct. 09, 2023 USD ($) shareholder vessel
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from the sale of vessels						$ 1,511,765	$ 40,523
Number of discontinued operations | operation						0			0
24 VLCC tankers
Disclosure of analysis of single amount of discontinued operations [line items]
Non-current assets or disposal groups classified as held for sale									$ 862,600
Gain					$ 372,700
Number of shareholders involved in transaction | shareholder										2
Number of vessels sold | vessel										24
Receivables from contracts with customers										$ 2,350,000
Number of vessels transferred to assets held for sale | vessel									13
Expected gain					372,700
Oceania - Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity | T			441,561
Non-current assets or disposal groups classified as held for sale									$ 8,300
Gain						$ 34,826
Proceeds from the sale of vessels			$ 43,100
Proceeds from sales of property, plant and equipment						43,120
Statia, Cap Felix, Hakata, Ingrid
Disclosure of analysis of single amount of discontinued operations [line items]
Non-current assets or disposal groups classified as held for sale						113,400
Assets and liabilities classified as held for sale | Oceania - Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity | T			441,561						441,561
Non-current assets or disposal groups classified as held for sale									$ 8,300
Gain					$ 34,800
Proceeds from the sale of vessels			$ 43,100
Assets and liabilities classified as held for sale | VLCC Alsace
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity | T	320,350
Non-current assets or disposal groups classified as held for sale						$ 69,400
Proceeds from the sale of vessels	$ 96,900
Assets and liabilities classified as held for sale | VLCC Alsace | Other disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
Gain				$ 27,500
Assets and liabilities classified as held for sale | Statia
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity | T								150,205
Assets and liabilities classified as held for sale | Cap Felix
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity | T								158,765
Assets and liabilities classified as held for sale | Hakata
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity | T								302,550
Assets and liabilities classified as held for sale | Ingrid
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity | T								314,000
Assets and liabilities classified as held for sale | FAST Platform
Disclosure of analysis of single amount of discontinued operations [line items]
Gain		$ 400
Proceeds from sales of property, plant and equipment		$ 2,000